[ReedSmith letterhead]
June 12, 2006
VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission
Attn.:	Peggy Fisher, Assistant Director
Eduardo Aleman, Staff Attorney
Mail Stop 60-10
100 F. Street, N.E.
Washington, DC 20549-6010
Re:	Volcano Corporation Amendment No. 4 to Registration Statement on Form S-1 Filed June 12, 2006 File No. 333-132678
Dear Ms. Fisher and Mr. Aleman:
     On behalf of Volcano Corporation (“Volcano”), we are filing Amendment No. 4 to the Registration Statement (the “Amendment No. 4”). Under separate cover, courtesy copies of Amendment No. 4, marked to show changes, are also being sent.
     Volcano has prepared Amendment No. 4 solely to file Exhibit 10.33. No changes have been made to the prospectus that forms Part I of the Registration Statement and, accordingly, such prospectus has been omitted. In addition, no changes have been made to Items 13, 14, 15 or 17 of Part II of the Registration Statement.
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Securities and Exchange Commission
June 12, 2006

     Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 4 to Ryan Nail at (415) 659-5977 or me at (609) 514-8544.
     Sincerely,

Reed Smith LLP
/s/ Edward P. Bromley III
Edward P. Bromley III

cc:	R. Scott Huennekens John T. Dahldorf Michael Sanders, Esq. Dale S. Freeman, Esq. Steven G. Rowles, Esq.